UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

General AMT-Free Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General AMT-Free Municipal Money Market Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Bill Vasiliou, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General AMT-Free Municipal Money Market Fund’s produced an annualized yield of 0.12% for its Class A shares, 0.01% for its Class B shares and 0.31% for its Dreyfus Class shares. Taking into consideration the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.12%, 0.01%, and 0.31%, respectively.1

The fund’s yields have increased during the reporting period as the Federal Reserve Board (the “Fed”) has increased the Federal Fund’s rate during the reporting period and is expected to increase again at their June meeting.

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. The fund also seeks to provide income exempt from the federal alternative minimum tax.

To pursue its goal, the fund normally invests substantially all of its net assets, plus borrowing for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities exempt from federal income tax and the federal alternative minimum tax. The fund’s investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, the fund may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

Supply-and-Demand Factors Drove Yields Lower

Yields of one-year notes climbed following U.S. elections in November 2016, when investors revised their expectations upward for U.S. economic growth and interest rates in anticipation of more stimulative fiscal, tax, and regulatory policies from a new presidential administration. In December 2016, the Fed implemented a long-awaited rate hike, putting additional upward pressure on yields by increasing its target for the overnight federal funds rate by 25 basis points to between 0.50% and 0.75%. The Fed again raised short-term interest rates in March 2017, hiking the target for the federal funds rate another 25 basis points to between 0.75% and 1.00%.

Despite these developments, the market trend toward higher yields reversed during the opening months of 2017 when investor demand for one-year municipal notes proved strong and the supply of newly issued securities declined. In contrast, variable rate demand notes

3

DISCUSSION OF FUND PERFORMANCE (continued)

(“VRDNs”) remained in a relatively narrow trading range due to a glut of supply. In fact, the volume of outstanding VRDNs has exceeded the total amount of assets invested in tax-exempt money market funds. Consequently, yield differences narrowed along the market’s maturity spectrum, and yields of one-year notes recently have roughly matched those of seven-day VRDNs.

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. States with underfunded pension programs and those whose economies rely on energy production also have faced greater credit pressures.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained relatively short weighted average maturities with a focus on liquidity. The fund was no exception, and throughout the reporting period, we set its weighted average maturity in a range that is consistent with industry averages.

We have also maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

At its meeting in May 2017, Fed officials indicated that continued economic growth and a robust labor market would likely lead to additional rate hikes. Indeed, the Fed again raised short-term rates at its meeting on June 14, sending the target for the federal funds rate to between 1.00% and 1.25%.

While many analysts expect more rate hikes over the second half of 2017, we believe that any further increases are likely to be gradual. Therefore, in our view, an emphasis on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Dreyfus and its affiliate have no legal obligation to provide financial support to the fund, and you should not expect that Dreyfus or its affiliate will provide financial support to the fund at any time.

Municipal securities holdings (as applicable), while rated in the highest rating category by one or more nationally recognized statistical rating organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The yield provided reflects the absorption of certain fund expenses, for Class A and Class B shares, by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General AMT-Free Municipal Money Market Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.49	$3.94	$2.50
Ending value (after expenses)	$1,000.60	$1,000.10	$1,001.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.53	$3.98	$2.52
Ending value (after expenses)	$1,021.44	$1,020.99	$1,022.44

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, .79% for Class B and .50% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Short-Term Investments - 102.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 7.5%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.90	6/7/17	5,000,000	[a]	5,000,000
Alaska - 1.5%
Tender Option Bond Trust Receipts (Series 2017-XL0044), Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.88	6/7/17	1,000,000	[a,b,c]	1,000,000
Arizona - 1.3%
Tempe Industrial Development Authority, Revenue (The Centers for Habilitation Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	875,000	[a]	875,000
Colorado - 11.6%
Colorado Educational and Cultural Facilities Authority, Revenue (Denver Seminary Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	2,315,000	[a]	2,315,000
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (Boulder Country Day School Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	1,915,000	[a]	1,915,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.88	6/7/17	3,500,000	[a]	3,500,000
				7,730,000
District of Columbia - 4.8%
District of Columbia, Revenue (District of Columbia Preparatory Academy Issue) (LOC; M&T Trust)	0.88	6/7/17	3,180,000	[a]	3,180,000
Florida - 8.9%
Collier County Industrial Development Authority, Revenue (Redlands Christian Migrant Association, Inc. Project) (LOC; Bank of America)	0.95	6/7/17	2,420,000	[a]	2,420,000
Florida Development Finance Corporation, Enterprise Bond Program IDR (Center Court Properties, LLC Project) (LOC; Branch Banking and Trust Co.)	0.82	6/7/17	1,580,000	[a]	1,580,000
Jacksonville, IDR (University of Florida Health Sciences Center Clinic) (LOC; Branch Banking and Trust Co.)	0.82	6/7/17	1,900,000	[a]	1,900,000
				5,900,000

6

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 5.3%
Illinois Finance Authority, Revenue (Everest Academy of Lemont Inc. Project) (Liquidity Facility; FHLB and LOC; FHLB)	0.86	6/7/17	3,500,000	[a]	3,500,000
Indiana - .3%
Huntington, EDR, Refunding (Huntington University Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	225,000	[a]	225,000
Iowa - 3.7%
Iowa Finance Authority, EDR (Iowa West Foundation Project) (LOC; U.S. Bank NA)	0.84	6/7/17	2,500,000	[a]	2,500,000
Maryland - 3.0%
Baltimore County, Revenue, Refunding (Shade Tree Trace Apartments Facility) (LOC; M&T Trust)	0.88	6/7/17	970,000	[a]	970,000
Montgomery County, EDR (American Gastroenterological Association Project) (LOC; Wells Fargo Bank)	0.86	6/7/17	1,000,000	[a]	1,000,000
				1,970,000
Massachusetts - 2.5%
Taunton, BAN	1.50	9/29/17	1,660,000		1,662,208
Michigan - 3.0%
Michigan Strategic Fund, LOR (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	0.86	6/7/17	2,000,000	[a]	2,000,000
Minnesota - 2.0%
Saint Paul Housing and Redevelopment Authority, Revenue (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	1.05	6/7/17	1,350,000	[a]	1,350,000
Mississippi - 4.3%
Mississippi Business Finance Corporation, Revenue, Refunding (Jackson Heart Realty Refunding Project) (LOC; FHLB)	0.83	6/7/17	2,845,000	[a]	2,845,000
Missouri - 2.2%
Kirkwood Industrial Development Authority, Revenue (Concordia Lutheran Church Community Recreational Facilities Project) (LOC; Bank of America)	0.90	6/7/17	1,440,000	[a]	1,440,000
New York - 6.9%
Fairport Central School District, BANS	1.95	7/14/17	1,000,000		1,001,027

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 6.9% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.81	6/1/17	500,000	[a]	500,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.83	6/1/17	3,100,000	[a]	3,100,000
				4,601,027
Ohio - 8.0%
Butler County, Revenue (The Lakota Family YMCA) (LOC; PNC Bank NA)	0.82	6/7/17	1,500,000	[a]	1,500,000
RIB Floater Trust (Series 2017-003), (Middletown, Hospital Facilities Revenue (Premier Health Partners Obligated Group)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.93	6/7/17	3,000,000	[a,b,c]	3,000,000
Stark County Port Authority, Revenue (Canton Country Day School Project) (LOC; PNC Bank NA)	0.89	6/7/17	660,000	[a]	660,000
Stark County Port Authority, Revenue (Community Action Agency Project) (LOC; JPMorgan Chase Bank)	0.86	6/7/17	155,000	[a]	155,000
				5,315,000
Pennsylvania - 8.6%
Montgomery County Industrial Development Authority, Revenue ( Girl Scouts of Southeastern Pennsylvania Project) (LOC; TD Bank NA)	0.88	6/7/17	100,000	[a]	100,000
Pennsylvania Economic Development Financing Authority, EDR (Montessori Academy of Chambersburg, Inc. Project) (LOC; PNC Bank NA)	0.92	6/7/17	1,200,000	[a]	1,200,000
Pennsylvania Economic Development Financing Authority, Recovery Zone Facility Revenue (Hawley Silk Mill, LLC Project) (LOC; PNC Bank NA)	0.89	6/7/17	300,000	[a]	300,000
Pennsylvania Higher Educational Facilities Authority, Revenue (Association of Independent Colleges and Universities of Pennsylvania Financing Program - Moore College of Art and Design Project) (LOC; PNC Bank NA)	0.82	6/7/17	1,800,000	[a]	1,800,000
York Redevelopment Authority, Revenue (LOC; M&T Trust)	0.93	6/7/17	2,315,000	[a]	2,315,000
				5,715,000

8

Short-Term Investments - 102.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 4.6%
South Carolina Jobs-Economic Development Authority, Economic Development Revenue (YMCA Beaufort County Project) (LOC; Branch Banking and Trust)	0.82	6/7/17	1,210,000	[a]	1,210,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.85	6/7/17	1,880,000	[a,b,c]	1,880,000
				3,090,000
Tennessee - 1.3%
Cleveland Health and Educational Facilities Board, Revenue (Lee University Project) (LOC; Branch Banking and Trust Co.)	0.83	6/7/17	900,000	[a]	900,000
Washington - 4.5%
Washington Housing Finance Commission, MFHR (Reserve at Renton Apartments Project) (LOC; FHLB)	0.80	6/7/17	3,000,000	[a]	3,000,000
West Virginia - 3.2%
Cabell County Commission, Revenue (Huntington YMCA Project) (LOC; JPMorgan Chase Bank)	0.87	6/7/17	2,125,000	[a]	2,125,000
Wisconsin - 3.7%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc. Project) (LOC; Bank of America)	0.86	6/7/17	1,250,000	[a]	1,250,000
Wisconsin Health and Educational Facilities Authority, Revenue (Madison Family Medicine Residency Corporation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.87	6/7/17	1,215,000	[a]	1,215,000
				2,465,000
Total Investments (cost $68,388,235)			102.7%	68,388,235
Liabilities, Less Cash and Receivables			(2.7%)	(1,812,261)
Net Assets			100.0%	66,575,974

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $5,880,000 or 8.83% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Industrial	31.8
Education	24.7
Health Care	12.0
State/Territory	9.5
Housing	8.0
Transportation Services	4.9
Utility-Water & Sewer	3.3
Utility-Electric	2.8
Other	5.7
102.7

† Based on net assets.

See notes to financial statements.

10

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	68,388,235	68,388,235
Interest receivable		75,207
		68,463,442
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		44,288
Cash overdraft due to Custodian		180,972
Payable for investment securities purchased		1,662,208
		1,887,468
Net Assets ($)		66,575,974
Composition of Net Assets ($):
Paid-in capital		66,575,910
Accumulated net realized gain (loss) on investments		64
Net Assets ($)		66,575,974

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	1,163,219	51,372,880	14,039,875
Shares Outstanding	1,163,264	51,374,252	14,040,107
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	291,812
Expenses:
Management fee—Note 2(a)	181,222
Distribution fees—Note 2(b)	72,175
Shareholder servicing costs—Note 2(c)	70,663
Directors’ fees—Note 2(a,d)	2,365
Total Expenses	326,425
Less—reduction in expenses due to undertaking—Note 2(a)	(58,390)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(2,365)
Net Expenses	265,670
Investment Income—Net, representing net increase in net assets resulting from operations	26,142

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016	[a]
Operations ($):
Investment income—net	26,142	28,478
Net realized gain (loss) on investments	-	64
Net Increase (Decrease) in Net Assets Resulting from Operations	26,142	28,542
Distributions to Shareholders from ($):
Investment income—net:
Class A	(774)	(2,440)
Class B	(2,814)	(15,086)
Dreyfus Class	(22,554)	(10,016)
Class R	-	(936)
Total Distributions	(26,142)	(28,478)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	1,209,743	26,155,872
Class B	48,854,035	426,725,074
Dreyfus Class	17,659,742	64,755,821
Class R	-	58,048,955
Distributions reinvested:
Class A	754	2,377
Class B	2,814	14,944
Dreyfus Class	22,341	9,431
Class R	-	213
Cost of shares redeemed:
Class A	(2,689,897)	(42,542,679)
Class B	(53,254,760)	(550,865,054)
Dreyfus Class	(16,183,863)	(61,027,567)
Class R	-	(85,059,669)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,379,091)	(163,782,282)
Total Increase (Decrease) in Net Assets	(4,379,091)	(163,782,218)
Net Assets ($):
Beginning of Period	70,955,065	234,737,283
End of Period	66,575,974	70,955,065

[a]On April 15, 2016, all of the 18,287,259 Class R shares outstanding were converted into 18,287,186 Dreyfus Class shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

			One Month
Six Months Ended		Year Ended	Ended
Class A Shares	May 31, 2017	November 30,	November 30,	Year Ended October 31,
(Unaudited)		2016	2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[c]	.03	.01[c]	.00[d]	.01	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.71	.71[e]	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[e]	.35	.14[e]	.15	.16	.23	.28
Ratio of net investment income to average net assets	.10[e]	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	1,163	2,643	19,027	17,083	17,659	23,792	27,625

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

			One Month
Six Months Ended		Year Ended	Ended
Class B Shares	May 31, 2017	November 30,	November 30,	Year Ended October 31,
(Unaudited)		2016	2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01	.01[c]	.00[d]	.01	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.01	1.01[e]	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	.79[e]	.38	.14[e]	.15	.16	.23	.29
Ratio of net investment income to average net assets	.01[e]	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	51,373	55,771	179,895	173,383	181,187	181,787	248,951

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

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Six Months			One Month
Ended		Year Ended	Ended
Dreyfus Class Shares	May 31, 2017	November 30,	November 30,	Year Ended October 31,
(Unaudited)		2016[a]	2015[b]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.001	.000[c]	.000[c]	.000[c]	.000[c]	.000[c]
Distributions:
Dividends from investment income—net	(.002)	(.001)	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.15[d]	.08	.01[d]	.00[e]	.01	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[f]	.52	.51[f]	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[f]	.41	.14[f]	.16	.17	.23	.28
Ratio of net investment income to average net assets	.31[f]	.06	.00[e,f]	.00[e]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	14,040	12,542	8,804	9,005	11,596	14,720	14,017

a On April 15, 2016, Class R shares were converted to Dreyfus Class shares.
b The fund has changed its fiscal year end from October 31 to November 30.
c Amount represents less than $.001 per share.
d Not annualized.
e Amount represents less than .01%.
f Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General AMT-Free Municipal Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Dreyfus Class (2 billion shares authorized). Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

18

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	68,388,235
Level 3 - Significant Unobservable Inputs	-
Total	68,388,235
† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest

20

and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

The tax year ended November 30, 2016, the one-month period ended November 30, 2015 and the tax year ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: tax–exempt income $28,478. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended May 31, 2017, fees reimbursed by Dreyfus amounted to $2,365.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $58,390 during the period ended May 31, 2017.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended May 31, 2017, Class A shares and Class B shares were charged $1,512 and $70,663, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended May 31, 2017, Class B shares were charged $70,663, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,225, Distribution Plan fees $10,944 and Shareholder Services Plan fees $10,752, which are offset against an expense reimbursement currently in effect in the amount of $5,633.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2017, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $5,500,000 and $30,780,000, respectively.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

24

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the ten-year period when the fund’s performance at the Performance Group and Performance Universe medians. The Board noted that they fund’s performance was just two or three basis points below the Performance Group median during certain periods when the Fund’s performance was below median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and the Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned with the fund’s absolute and relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

26

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

27

NOTES

28

NOTES

29

For More Information

General AMT-Free Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTXX Class B: DMBXX Dreyfus Class: DLRXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0324SA0517

General Treasury and Agency Money Market Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury and Agency Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury and Agency Money Market Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General Treasury and Agency Money Market Fund’s Class A shares produced an annualized yield of 0.05%, Class B shares an annualized yield of 0.01%, and Dreyfus Class shares an annualized yield of 0.17%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.05%, 0.01%, and 0.17%, respectively.1

Yields of short-term U.S. government securities climbed over the reporting period when the Federal Reserve Board (the “Fed”) twice raised short-term interest rates and investors looked forward to higher levels of inflation and economic growth.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. The fund pursues its investment objective by investing only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash or repurchase agreements collateralized by cash), and typically invests exclusively in such securities.

The Fed Twice Raised Short-Term Interest Rates

The reporting period began just weeks after the November 2016 presidential election, which sparked a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. Consumer and business confidence continued to move higher in December, despite 155,000 jobs being created and the unemployment rate ticking higher to 4.7%. The U.S. economy produced a 2.1% annualized growth rate during the fourth quarter of 2016 as declining export activity partly offset gains in consumer spending and corporate profits. Perhaps most significant, the Fed implemented a long-awaited rate hike in mid-December, raising the overnight federal funds rate by 0.25 percentage points to between 0.50% and 0.75%.

In January 2017, the economy added 216,000 new jobs, but the unemployment rate moved slightly higher to 4.8%. Meanwhile, both manufacturing and non-manufacturing activity continued to expand. Consumer confidence remained strong, but moderated from its peak during the final months of 2016.

3

DISCUSSION OF FUND PERFORMANCE (continued)

February saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings reports generally exceeded analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained robust. Meanwhile, oil prices weakened somewhat, giving back a portion of their previous gains.

March brought another rate hike from the Fed, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate another 0.25 percentage points to between 0.75% and 1.00%. Although the unemployment rate fell to a multi-year low of 4.5%, job creation declined to an estimated 50,000 new positions during the month. U.S. economic growth slowed to an estimated 1.2% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption expenditures and business inventory investment.

In April, consumer confidence moderated amid intensifying national and global political concerns, and U.S. manufacturing activity slowed compared to the previous month. Yet, corporate earnings continued to exceed analysts’ forecasts, on average, and the labor market rebounded with 174,000 new jobs. The unemployment rate declined to 4.4%, its lowest level in nearly 10 years.

In May, the unemployment rate slid to 4.3%, a 16-year low, as older workers retired and the labor force shrank. Indeed, a relatively modest 138,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Nonetheless, wage growth generally remained steady, increasing at a rate that was roughly in line with inflation.

More Rate Hikes Expected

Despite recent signs that fiscal and tax reforms may be more difficult to enact than many anticipated, investors have continued to respond positively to expectations of greater economic growth. Indeed, the Fed again raised short-term rates just two weeks after the reporting period’s end, sending the federal funds rate to between 1.00% and 1.25%. Most analysts expect the Fed to implement one or more additional increases over the remainder of 2017.

In the rising interest-rate environment, we have continued to maintain the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Dreyfus Corporation has no legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

1  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury and Agency Money Market Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.99	$3.24	$2.44
Ending value (after expenses)	$1,000.30	$1,000.10	$1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.02	$3.28	$2.47
Ending value (after expenses)	$1,021.94	$1,021.69	$1,022.49

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class A, .65% for Class B and .49% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2017 (Unaudited)

U.S. Treasury Bills - 9.1%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
11/16/17 (cost $24,881,583)	1.02	25,000,000		24,881,583
U.S. Treasury Floating Rate Notes - 23.8%
6/1/17	1.06	10,000,000	[a]	10,006,695
6/1/17	1.13	5,000,000	[a]	5,000,357
6/1/17	1.13	5,000,000	[a]	5,000,782
6/1/17	1.22	45,000,000	[a]	45,003,367
Total U.S. Treasury Floating Rate Notes (cost $65,011,201)				65,011,201
Repurchase Agreements - 66.6%
ABN AMRO Bank	0.80	20,000,000		20,000,000
Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $20,000,444 (fully collateralized by $20,400,000 U.S. Treasuries, 0.13%-2.63%, due 12/31/17-7/15/24, value $20,444,268)
Bank of Nova Scotia	0.80	30,000,000		30,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $30,000,667 (fully collateralized by $28,923,782 U.S. Treasuries (including strips), 0%-5.38%, due 6/30/17-11/15/45, value $30,600,002)

Credit Agricole CIB	0.80	32,000,000		32,000,000
Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $32,000,711 (fully collateralized by $32,223,356 U.S. Treasuries, 0.13%-2.50%, due 4/15/18-4/30/24, value $32,640,000)
HSBC USA Inc.	0.78	50,000,000		50,000,000
Tri-Party Agreement thru JPMorgan, dated 5/31/17, due 6/1/17 in the amount of $50,001,083 (fully collateralized by $50,995,000 U.S. Treasuries, 2%, due 4/30/24, value $51,000,629)

6

Repurchase Agreements - 66.6% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
RBC Dominion Securities	0.79	50,000,000	50,000,000
Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $50,001,097 (fully collateralized by $50,383,000 U.S. Treasuries, 1.38%-7.63%, due 9/30/18-5/15/45, value $51,000,047)
Total Repurchase Agreements (cost $182,000,000)			182,000,000
Total Investments (cost $271,892,784)		99.5%	271,892,784
Cash and Receivables (Net)		.5%	1,299,949
Net Assets		100.0%	273,192,733

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	66.6
U.S. Treasury Floating Rate Notes	23.8
U.S. Treasury Bills	9.1
99.5

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $182,000,000)—Note 1(b)	271,892,784	271,892,784
Cash		1,377,013
Interest receivable		69,725
		273,339,522
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		145,350
Accrued expenses		1,439
		146,789
Net Assets ($)		273,192,733
Composition of Net Assets ($):
Paid-in capital		273,192,733
Net Assets ($)		273,192,733

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	189,573,706	40,000	83,579,027
Shares Outstanding	189,573,443	40,000	83,579,290
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	1,017,808
Expenses:
Management fee—Note 2(a)	789,786
Distribution fees—Note 2(b)	229,203
Directors’ fees—Note 2(a,d)	13,787
Shareholder servicing costs—Note 2(c)	50
Total Expenses	1,032,826
Less—reduction in expenses due to undertaking—Note 2(a)	(122,780)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(13,787)
Net Expenses	896,259
Investment Income—Net, representing net increase in net assets resulting from operations	121,549

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016	[a]
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	121,549	37,254
Distributions to Shareholders from ($):
Investment income—net:
Class A	(54,411)	(23,711)
Class B	(2)	(3)
Dreyfus Class	(67,136)	(13,540)
Total Distributions	(121,549)	(37,254)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	57,402,961	243,486,056
Class B	-	40,000
Dreyfus Class	136,831,481	328,968,416
Distributions reinvested:
Class A	52,391	23,342
Dreyfus Class	15,799	1,398
Cost of shares redeemed:
Class A	(114,073,053)	(159,345,921)
Dreyfus Class	(156,281,501)	(429,041,032)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(76,051,922)	(15,867,741)
Total Increase (Decrease) in Net Assets	(76,051,922)	(15,867,741)
Net Assets ($):
Beginning of Period	349,244,655	365,112,396
End of Period	273,192,733	349,244,655

[a]On January 4, 2016, the fund commenced offering Class B shares and on April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months			One Month
Ended		Year Ended	Ended
Class A Shares	May 31, 2017	November 30,	November 30,	Year Ended October 31,
(Unaudited)		2016	2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03[c]	.01	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.72	.74[e]	.71	.71	.71	.71
Ratio of net expenses to average net assets	.60[e]	.34	.09[e]	.08	.05	.09	.10
Ratio of net investment income to average net assets	.05[e]	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	189,574	246,191	162,028	170,252	122,537	155,847	122,029

a The fund has changed its fiscal year end from October 31 to November 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class B Shares	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.96	.97
Ratio of net expenses to average net assets[d]	.65	.36
Ratio of net investment income to average net assets[d]	.01	.01
Net Assets, end of period ($ x 1,000)	40	40

a From January 4, 2016 (commencement of initial offering) to November 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

12

Six Months			One Month
Ended		Year Ended	Ended
Dreyfus Class Shares	May 31, 2017	November 30,	November 30,	Year Ended October 31,
(Unaudited)		2016[a]	2015[b]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[c]	.000[c]	.000[c]	.000[c]	.000[c]	.000[c]
Distributions:
Dividends from investment income—net	(.001)	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.09[d]	.01	.00[d,e]	.00[e]	.00[e]	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[f]	.51	.54[f]	.51	.51	.51	.51
Ratio of net expenses to average net assets	.49[f]	.33	.10[f]	.08	.05	.09	.11
Ratio of net investment income to average net assets	.15[f]	.01	.00[e,f]	.00[e]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	83,579	103,013	203,084	175,995	331,596	186,655	214,391

a On April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
b The fund has changed its fiscal year end from October 31 to November 30.
c Amount represents less than $.001 per share.
d Not annualized.
e Amount represents less than .01%.
f Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury and Agency Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B and Dreyfus Class. Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

14

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	271,892,784
Level 3 - Significant Unobservable Inputs	-
Total	271,892,784
† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if

16

any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

The tax year ended November 30, 2016, the one-month period ended November 30, 2015 and the tax year ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees, fees and

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended May 31, 2017, fees reimbursed by Dreyfus amounted to $13,787.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $122,780 during the period ended May 31, 2017.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended May 31, 2017, Class A shares and Class B shares were charged $229,163 and $40, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended May 31, 2017, Class B shares were charged $50, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

18

Under its terms, the Distribution Plan and Shareholder Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $114,344, Distribution Plan fees $33,022 and Shareholder Service Plan fees $8, which are offset against an expense reimbursement currently in effect in the amount of $2,024.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

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Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for the various periods and at the Performance Universe median for all periods, except for the three-year and ten-year periods when the fund’s performance was just one basis point below the Performance Universe median. The Board also noted that the fund’s performance was just one or two basis points below the Performance Group median during most periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) and total expense ratio were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place

22

between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

23

NOTES

24

NOTES

25

For More Information

General Treasury and Agency Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DUIXX Class B: DABXX Dreyfus Class: DUTXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0326SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)